Document and Entity Information	Oct. 20, 2022
Cover [Abstract]
Entity Address, Address Line One	1455 MARKET STREET
Entity Address, Address Line Two	SUITE 600
Entity Address, City or Town	SAN FRANCISCO
Entity Address, Postal Zip Code	94103
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001512673
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 20, 2022
Entity Registrant Name	Block, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37622
Entity Tax Identification Number	80-0429876
City Area Code	(415)
Local Phone Number	375-3176
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0000001 par value per share
Trading Symbol	SQ
Security Exchange Name	NYSE
Entity Emerging Growth Company	false